COLUMBUS FUNDS, INC.

                           COLUMBUS LOW DURATION FUND
                           COLUMBUS INTERMEDIATE FUND
                               COLUMBUS CORE FUND
                             COLUMBUS CORE PLUS FUND
                       COLUMBUS CORPORATE OPPORTUNITY FUND

                              PROSPECTUS SUPPLEMENT
                              DATED MARCH 30, 2005

EXPENSE CAP REDUCED FOR COLUMBUS CORPORATE OPPORTUNITY FUND

Effective April 1, 2005, the Expense Cap for the Columbus Corporate Opportunity Fund will be reduced from 0.49% to 0.20% until January 31, 2006.